CONTINGENCIES AND COMMITMENTS - Composition of Rental Expense Associated with Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum rentals	$ 9	$ 8	$ 9
Additional rentals	4	4	4
Operating Leases, Rent Expense, Net, Total	$ 13	$ 12	$ 13